Income Taxes	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
16. Income Taxes
Income before income taxes and the provision for income taxes in fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	2023	2024	2025
Income before income taxes:
Japan	¥201,168	¥298,321	¥307,830
Overseas	191,010	171,654	172,633

	¥392,178	¥469,975	¥480,463

Provision for income taxes:
Current—
Japan	¥30,808	¥80,274	¥72,230
Overseas	27,490	31,114	33,252

	58,298	111,388	105,482

Deferred—
Japan	22,047	9,049	26,803
Overseas	14,900	10,951	(3,457)

	36,947	20,000	23,346

Provision for income taxes	¥95,245	¥131,388	¥128,828

In fiscal 2023, 2024 and 2025, the Company and its subsidiaries in Japan were subject to a national corporation tax of approximately 24%, a local inhabitant tax of approximately 4% and a deductible local enterprise tax of approximately 4%, which in the aggregate result in a statutory income tax rate of approximately 31.5%.
Reconciliations of the differences between the tax provision computed at the statutory income tax rate of 31.5%, the aggregate statutory income tax rate of the Company’s tax domicile, and the consolidated provision for income taxes in fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	2023	2024	2025
Income before income taxes	¥392,178	¥469,975	¥480,463

Tax provision computed at the statutory rate	¥123,536	¥148,042	¥151,346
Increases (reductions) in taxes due to:
Change in valuation allowance	2,533	5,441	1,973
Nondeductible expenses	4,794	4,762	5,813
Nontaxable income	(3,347)	(3,574)	(5,893)
Effect of lower tax rates on certain subsidiaries	(19,764)	(17,627)	(22,271)
Effect of investor taxes on earnings of subsidiaries	4,789	7,674	3,494
Effect of the tax law and rate changes	180	(1,295)	2,218
Effect of sale or liquidation of subsidiaries	(16,754)	(14,995)	(8,423)
Other, net	(722)	2,960	571

Provision for income taxes	¥95,245	¥131,388	¥128,828

The effective income tax rate is different from the statutory income tax rate primarily because of certain nondeductible expenses, nontaxable income, changes in valuation allowance, the effect of lower tax rates on certain subsidiaries, effect of investor taxes on earnings of subsidiaries and effect of sale or liquidation of subsidiaries.
Due to the enactment of the “Act for Partial Revision of the Income Tax Act, etc.” (Act No.13 of 2025) in the Japanese Diet on March 31, 2025, the “Special Corporation Tax for National Defense” will be imposed from the fiscal years beginning on or after April 1, 2026. As a result, the statutory income tax rate used to calculate deferred tax assets and liabilities has been changed from approximately 31.0% to approximately 31.9% for temporary differences expected to be resolved from the fiscal year beginning on April 1, 2026. The increase and decrease of the deferred tax assets and liabilities due to the change in the tax rates resulted in an increase of provision for income taxes by ¥6,124 million in the consolidated statements of income.
Total income tax expense recognized in fiscal 2023, 2024 and 2025 was allocated as follows:

	Millions of yen
	2023	2024	2025
Provision for income taxes	¥95,245	¥131,388	¥128,828
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(41,961)	(27,157)	(60,260)
Net change of impact of changes in policy liability discount rate	43,576	32,471	54,382
Net change of debt valuation adjustments	20	(74)	(13)
Net change of defined benefit pension plans	1,630	5,554	2,063
Net change of foreign currency translation adjustments	(17,325)	(30,992)	2,484
Net change of unrealized gains (losses) on derivative instruments	3,514	(1,523)	(441)
Other direct adjustments to shareholders’ equity	36	32	22

Total income tax expense	¥84,735	¥109,699	¥127,065

The tax effects of temporary differences and carryforwards giving rise to the deferred tax assets and liabilities as of March 31, 2024 and 2025 are as follows:

	Millions of yen
	2024	2025
Assets:
Net operating loss carryforwards	¥62,493	¥48,953
Allowance for credit losses	8,650	14,842
Investment in securities	14,382	4,581
Accrued expenses	26,401	26,516
Investment in operating leases	12,728	11,576
Property under facility operations	24,996	28,007
Installment loans	5,459	8,075
Unrealized losses on investment in securities	98,025	158,375
Lease liabilities	69,697	74,215
Other*	156,516	159,391

	479,347	534,531
Less: valuation allowance	(39,046)	(35,845)

	440,301	498,686
Liabilities:
Net investment in leases	10,867	12,755
Investment in operating leases	175,727	171,455
Unrealized gains on investment in securities	9,139	9,259
Deferred insurance policy acquisition costs	85,830	90,934
Policy liabilities and policy account balances	194,713	263,515
Property under facility operations	22,615	33,075
Other intangible assets	152,125	143,701
Undistributed earnings	95,720	103,808
Prepaid benefit cost	23,473	27,224
Advances paid	8,102	8,387
Right-of-use assets	68,715	72,034
Other	31,946	24,834

	878,972	960,981

Net deferred tax liability	¥438,671	¥462,295

*	As of March 31, 2024 and 2025, other deferred tax assets includes amounts related to net investment hedges of ¥95,551 million and ¥96,778 million.
Net deferred tax assets and liabilities at March 31, 2024 and 2025 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2024	2025
Other assets	¥66,519	¥63,337
Income taxes: Deferred	505,190	525,632

Net deferred tax liability	¥438,671	¥462,295

The valuation allowance is primarily recognized for deferred tax assets of consolidated subsidiaries with operating loss carryforwards. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and operating loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning
strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and operating loss carryforwards, net of the existing valuation allowances at March 31, 2025. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were increases of ¥2,132 million in fiscal 2023, increases of ¥1,759 million in fiscal 2024, and decreases of ¥3,201 million in fiscal 2025. The decrease in the total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards were ¥1,465 million in fiscal 2023, ¥3,660 million in fiscal 2024 and ¥3,380 million in fiscal 2025. The adjustments to the beginning-of-the-year
amount in the total valuation allowance resulting from changes in judgment about the realizability of deferred tax assets in future years were net increases of ¥628 million in fiscal 2023 (increases of ¥2,120 million and decreases of ¥1,492 million on a gross basis), net increases of ¥513 million in fiscal 2024 (increases of ¥4,125 million and decreases of ¥3,612 million on a gross basis), and net decreases of ¥1,986 million in fiscal 2025 (increases of ¥1,143 million and decreases of ¥3,129 million on a gross basis), respectively.
The Company and certain subsidiaries have net operating loss carryforwards of ¥369,010 million at March 31, 2025, which expire as follows:

Years ending March 31,	Millions of yen
2026	¥8,129
2027	9,828
2028	4,246
2029	24,606
2030	53,538
Thereafter	214,227
Indefinite period	54,436

Total	¥369,010

The unrecognized tax benefits as of March 31, 2024 and 2025 were not material. The Company and its subsidiaries do not believe that it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2025.
The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2024 and 2025, and in the consolidated statements of income for fiscal 2023, 2024 and 2025 were not material.
The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination in Japan for the tax years prior to fiscal 2023, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2018, respectively.
Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2020. Subsidiaries in the Netherlands remain subject to a tax examination for the tax years after fiscal 2018.